Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	$ 1,718	$ 1,610
Additions	160	101
Amortisation for the year	(111)	(107)
Impairments for the year	(171)	(3,890)
Disposals	(17)	(12)
Divestment of subsidiaries and operations		(45)
Transfers and other movements	176	228
At the end of the financial year	1,924	1,718	$ 1,610
Goodwill and other intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments for the year	(2)	(57)	(2)
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	3,189
At the end of the financial year	3,518	3,189
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,471)
At the end of the financial year	(1,594)	(1,471)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,341	1,389
Impairments for the year		(50)
Transfers and other movements		2
At the end of the financial year	1,341	1,341	1,389
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,391
At the end of the financial year	1,391	1,391
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(50)
At the end of the financial year	(50)	(50)
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	377	221
Additions	160	101
Amortisation for the year	(111)	(107)
Impairments for the year	(2)	(7)
Disposals	(17)	(12)
Divestment of subsidiaries and operations		(45)
Transfers and other movements	176	226
At the end of the financial year	583	377	$ 221
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,798
At the end of the financial year	2,127	1,798
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,421)
At the end of the financial year	$ (1,544)	$ (1,421)